    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus Assurance (A Share)

Supplement dated June 30, 2010 to the Prospectus dated May 1, 2010

This Supplement outlines changes to the investment options of your Lincoln ChoicePlus Assurance (A Share) individual annuity contract. These changes apply only to those contracts purchased as part of a fee-based financial plan and will not impact other contractowners. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Fund Additions: The following funds will be available as new investment options for contracts purchased as part of a fee-based financial plan on or after June 30, 2010:

•	LVIP American Global Growth Fund (Service Class II)
•	LVIP American Global Small Capitalization Fund (Service Class II)
•	LVIP American Growth Fund (Service Class II)
•	LVIP American Growth-Income Fund (Service Class II)
•	LVIP American International Fund (Service Class II)
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class)
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)
•	LVIP J.P. Morgan High Yield Fund (Service Class)

The following table shows the estimated expenses of each fund (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American Global Growth Fund (Service Class II) 1, 2	0.54%	0.55%	0.15%	0.00	1.24%	0.03%	1.21%
LVIP American Global Small Capitalization Fund (Service Class II) 1, 2	0.72%	0.55%	0.24%	0.00	1.51%	0.10%	1.41%
LVIP American Growth Fund (Service Class II) 1, 2	0.33%	0.55%	0.26%	0.00	1.14%	0.14%	1.00%
LVIP American Growth-Income Fund (Service Class II) 1, 2	0.28%	0.55%	0.25%	0.00	1.08%	0.14%	0.94%

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	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American International Fund (Service Class II) 1, 2	0.50%	0.55%	0.17%	0.00	1.22%	0.03%	1.19%
LVIP BlackRock Inflation Protected Bond Fund (Service Class)3	0.45%	0.25%	0.11%	0.00	0.81%
LVIP Delaware Diversified Floating Rate Fund (Service Class)3, 4	0.60%	0.25%	0.45%	0.00	1.30%	0.25%	1.05%
LVIP J.P. Morgan High Yield Fund (Service Class)3, 5	0.65%	0.25%	0.19%	0.00	1.09%	0.02%	1.07%

1The “Management Fee” includes the investment management fee payable by the Master Fund. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by the Master Fund and estimated amounts for the Feeder Fund for the current fiscal year.
2Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of average daily net assets. The agreement will continue at least through April 30, 2011.
3”Other Expenses” are based on estimated amounts for the current fiscal year.
4Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets. The agreement will continue at least through April 30, 2011.
5Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.07% of average daily net assets. The agreement will continue at least through April 30, 2011.

The following fund descriptions are added to the Investments of the Variable Account – Description of the Funds section of your prospectus.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

•	LVIP American Global Growth Fund: Long-term growth of capital; a master-feeder fund.
•	LVIP American Global Small Capitalization Fund: Long-term growth of capital; a master-feeder fund.
•	LVIP American Growth Fund: Growth of capital; a master-feeder fund.
•	LVIP American Growth-Income Fund: Long-term growth of capital and income; a master-feeder fund.
•	LVIP American International Fund: Long-term growth of capital; a master-feeder fund.
•	LVIP BlackRock Inflation Protected Bond Fund: Real return.
(Subadvised by BlackRock Financial Management, Inc.
•	LVIP Delaware Diversified Floating Rate Fund: Total return.
(Subadvised by Delaware Management Company)*
•	LVIP J.P. Morgan High Yield Fund: High level of current income.
(Subadvised by J.P. Morgan Investment Management, Inc.

* Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the “Macquarie Group”) and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.

For additional information about these Funds, please refer to the Funds’ prospectuses included in this mailing.

Fund Closings: The following funds will not be available for investment for contracts purchased as part of a fee-based financial plan on or after June 30, 2010:

•	American Century VP Inflation Protection Fund
•	American Funds Growth Fund
•	American Funds Global Growth Fund
•	American Funds Growth-Income Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP High Yield Series

Investment Requirements:  Contractowners who purchase a contract as part of a fee-based financial plan on or after June 30, 2010, and who elect one of the Living Benefit riders described in the prospectus will be subject to the Investment Requirements outlined in the prospectus. You will be subject to the Investment Requirements Option applicable to the Living Benefit rider you purchase, and the following funds will be available in “Group 1 – Investments must be at least 30% of contract value or Account Value”:

•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund.

Please retain this Supplement for future reference.

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlus Assurance (A Share)

Supplement dated June 30, 2010 to the Prospectus dated May 1, 2010

This supplement outlines changes to your variable annuity contract for contracts purchased on or after June 30, 2010. These changes apply only to those contracts purchased as part of a fee-based financial plan and will not impact other contractowners. This supplement is for informational purposes and requires no action on your part.

The mortality and expense risk charges for the Guarantee of Principal death benefit and the Account Value Death Benefit and the charges for the Guarantee of Principal death benefit and the Account Value death benefit under i4LIFE® Advantage will decrease for all contracts purchased as part of a fee-based financial plan on or after June 30, 2010. The changes outlined in this supplement will not impact existing contractowners. These changes result in the following revisions to your May 1, 2010 prospectus. All other provisions of your prospectus remain unchanged.

Special Terms – Effective June 30, 2010, the following definition is inserted after the definition of death benefit in the Special Terms section of the prospectus:

Fee-based financial plan: A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the contractowner pays the investment firm/professional directly for services. Different charges and expenses apply to contracts purchased as part of a fee-based financial plan.

Expense Tables – As of June 30, 2010, the fees and expenses table below replaces in its entirety the Contractowner Transaction Expenses table in the Expense Tables section of the prospectus:

Contractowner Transaction Expenses:

Sales charge (as a percentage of gross purchase payments):                                                  5.75%*
Transfer charge                                                                                                                     $25**

*The sales charge percentage decreases as the value accumulated under certain of the owner’s investment increases. See Charges and Other Deductions. The sales charge will be waived for contracts purchased as part of a fee-based financial plan.
**The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

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Expense Tables – As of June 30, 2010, the expense chart below is inserted as a new Separate Account Annual Expenses table in the Expense Tables section:

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased as part of a fee-based financial plan on or after June 30, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.65%	0.60%

Expense Tables – As of June 30, 2010, the expense chart below is inserted as a new table in the i4LIFE® Advantage Payout Phase section in the Expense Table:

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased as part of a fee-based financial plan on or after June 30, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.05%	1.00%
• Guaranteed Income Benefit Charge	1.50%*	1.50%*	1.50%*
• Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	2.80%	2.55%	2.50%
* The charge shown is the guaranteed maximum annual percentage charge. The current percentage charge is 0.50%.

Summary Of Common Questions - The following paragraph is inserted after the first paragraph in the Summary of Common Questions section of the prospectus.

Your contract may be issued as part of a fee-based financial plan. A fee based financial plan may be a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. We waive sales charges and charge lower mortality and expense risk charges as well as a lower charge for i4LIFE® Advantage on contracts issued as part of a fee-based financial plan.

Charges and Other Deductions – The following discussion outlines changes to the Charges and Other Deductions section of your prospectus.

The following sentence is added immediately prior to the Deductions from the VAA section of your prospectus:

Due to the different cost structure of contracts purchased as part of a fee-based financial plan, such contracts will have different mortality & expense risk charges and a waiver of the sales charge.

As of June 30, 2010, the following table is inserted as a new table in the Deductions from the VAA section of your prospectus.

Deductions from the VAA

For contracts purchased as part of a fee-based financial plan on or after June 30, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.65%	0.60%

Sales Charge – The following sentence is added as a new final sentence to the Sales Charge section of your prospectus:

As of June 30, 2010, the sales charge will be waived for contracts purchased as part of a fee-based financial plan.

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Rider Charges –  As of June 30, 2010, the following sub-sections under Charges and Other Deductions – Rider Charges in your prospectus are replaced in their entirety by the discussion that follows: i4LIFE® Advantage Charge, i4LIFE® Advantage Guaranteed Income Benefit Charge, 4LATER® Guaranteed Income Benefit Charge and Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a fee-based financial plan, the annual rate of the i4LIFE® Advantage charge is: 1.00% for the i4LIFE® Advantage Account Value death benefit; 1.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.50% for the i4LIFE® Advantage Account Value death benefit; 1.55% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB. The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE ® Advantage section of your prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB.  For contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB. These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB. For contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.50% for the i4LIFE® Advantage Account Value death benefit; 1.55% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.  Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of your prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Please retain this Supplement for future reference.

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlus Assurance (A Share)

Supplement to the Prospectus dated May 1, 2010

This supplement outlines changes to your variable annuity contract for contracts purchased on or after July 2, 2010 (if purchased as part of a fee-based financial plan) and for all other contracts purchased after September 7, 2010. This supplement is for informational purposes and requires no action on your part.

The mortality and expense risk charges and the charges for i4LIFE® Advantage will increase for all contracts purchased as on or after September 7, 2010.  If your contract is purchased as part of a fee-based financial plan on or after July 2, 2010 the charge for the EGMDB death benefit will not change and the charges for the Guarantee of Principal death benefit and Account Value death benefit as well as the charges for the i4LIFE® Advantage Guarantee of Principal death benefit and Account Value death benefit will be reduced. The changes outlined in this supplement will not impact existing contractowners. These changes result in the following revisions to your May 1, 2010 prospectus. All other provisions of your prospectus remain unchanged.

Special Terms – Effective July 2, 2010, the following definition is inserted after the definition of death benefit in the Special Terms section of the prospectus:

Fee-based financial plan: A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the contractowner pays the investment firm/professional directly for services. Different charges and expenses apply to contracts purchased as part of a fee-based financial plan.

Expense Tables – As of July 2, 2010, the fees and expenses table below replaces in its entirety the Contractowner Transaction Expenses table in the Expense Tables section of the prospectus:

Contractowner Transaction Expenses:

Sales charge (as a percentage of gross purchase payments):                                                   5.75%*
Transfer charge                                                                                                                     $25**

*The sales charge percentage decreases as the value accumulated under certain of the owner’s investment increases. See Charges and Other Deductions. The sales charge will be waived for contracts purchased as part of a fee-based financial plan.. See Charges and Other Deductions in the prospectus.
**The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $25 fee for the 13th and additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

Expense Tables – As of July 2, 2010, the expense charts below replace in its entirety the Separate Account Annual Expenses table in the Expense Tables section:

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after September 7, 2010:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased as part of a fee-based financial plan on or after July 2, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.65%	0.60%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased prior to July 2 (if purchased as part of a fee-based financial plan) or prior to September 7, 2010 (if not purchased as part of a fee-based plan):
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.75%	0.65%

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Expense Tables – As of July 2, 2010, the expense chart below replaces in its entirety the i4LIFE® Advantage Payout Phase section in the Expense Table:

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average Account Value) for contracts purchased on or after September 7, 2010 and elections of the Guaranteed Income Benefit on or after September 7, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%
• Guaranteed Income Benefit Charge	2.00%*	2.00%*	2.00%*
• Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	3.45%	3.20%	3.15%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4). The current percentage charge for single and joint life is 0.65% when the rider becomes available. The current percentage charge for the Joint Life Option is 0.65% and will increase to 0.85% as or December 7, 2010.

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased as part of a fee-based financial plan on or after July 2, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.05%	1.00%
• Guaranteed Income Benefit Charge	2.00%*	2.00%*	2.00%*
• Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	3.30%	3.05%	3.50%
* The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4 . The current percentage charge for single and joint life is 0.65% when the rider becomes available. The current percentage charge for the Joint Life Option is 0.65% and will increase to 0.85% as of December 7, 2010.

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased prior to July 2 (if purchased as part of a fee-based financial plan) or prior to September 7, 2010 (if not purchased as part of a fee-based financial plan) and elections of the Guaranteed Income Benefit prior to September 7, 2010:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%
• Guaranteed Income Benefit Charge	1.50%*	1.50%*	1.50%*
• Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	2.80%	2.65%	2.55%
* The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (versions 1, 2, and 3). The current percentage charge is 0.50%.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.

S3-2

Expense Tables – As of July 2, 2010, the expense tables below replace in its entirety the section of the Expense Table that outlines expenses paid on and after the annuity commencement date.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after September 7, 2010:

•Mortality and expense risk charge and Administrative charge	0.75%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date if your contract was purchased as part of a fee-based financial plan on or after July 2, 2010:

•Mortality and expense risk charge and Administrative charge	0.60%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased prior July 2 (if purchased as part of a fee-based financial plan) or prior to September 7, 2010 (if not purchased as part of a fee-based financial plan):

•Mortality and expense risk charge and Administrative charge	0.60%

Examples – As of September 7, 2010, the following Examples section replaces in its entirety the Examples section of your prospectus.

Examples

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and the Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,375	$2,980	$4,596	$8,723

2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,375	$2,980	$4,596	$8,723

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary of Common Questions – The following paragraph replaces the paragraph titled “What are Living Benefit Riders?” in the Summary of Common Questions section of your May 1, 2010 prospectus:

What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (both of which are withdrawal benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. These riders are discussed in detail in your prospectus. In addition, there is an overview of these riders that is provided with your prospectus.

SUMMARY OF COMMON QUESTIONS – The following paragraph is inserted after the first paragraph in the Summary of Common Questions section of the prospectus.

Your contract may be issued as part of a fee-based financial plan. A fee based financial plan may be a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. We waive sales charges and charge lower mortality and expense risk charges as well as a lower charge for i4LIFE® Advantage on contracts issued as part of a fee-based financial plan.

Charges and Other Deductions – The following discussion outlines changes to the Charges and Other Deductions section of your prospectus.

The following sentence is added immediately prior to the Deductions from the VAA section of your prospectus:

Due to the different cost structure of contracts purchased as part of a fee-based financial plan, such contracts will have different mortality & expense risk charges and a waiver of the sales charge.

As of July 2, 2010, the following tables replace in its entirety the Deductions from the VAA section of your prospectus.

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Deductions from the VAA

For contracts purchased on or after September 7, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

For contracts purchased as part of a fee-based financial plan on or after July 2, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.65%	0.60%

For contracts purchased prior to July 2 (if purchased as part of a fee-based financial plan) or prior to September 7, 2010 (if not purchased as part of a fee-based financial plan), we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount**	0.90%	0.75%	0.65%

Sales Charge – The following sentence is added as a new final sentence to the Sales Charge section of your prospectus:

As of July 2, 2010, the sales charge will be waived for contracts purchased as part of a fee-based financial plan.

Rider Charges –  As of July 2, 2010, the following sub-sections under Charges and Other Deductions – Rider Charges in your prospectus are replaced in their entirety by the discussion that follows: i4LIFE® Advantage Charge, i4LIFE® Advantage Guaranteed Income Benefit Charge, 4LATER® Guaranteed Income Benefit Charge and Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. As of September 7, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB.  As of July 2, 2010, for contracts purchased as part of a fee-based financial plan, the annual rate of the i4LIFE® Advantage charge is: 1.00% for the i4LIFE® Advantage Account Value death benefit; 1.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.  (For contracts purchased prior to July 2 (if purchased as part of a fee-based financial plan) or prior to September 7, 2010, (if not purchased as part of a fee-based financial plan), the annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE ® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.) This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily. As of September 7, 2010, the total annual rate is as follows: 1.80% for the i4LIFE® Advantage Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE® Advantage EGMDB. As of July 2, 2010, for contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB. For contracts purchased prior to July 2 (if purchased as part of a fee-based financial plan) or prior to September 7, 2010 (if not purchased as part of a fee-based financial plan), the total current percentage charge is computed daily as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.)

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% of the Account Value. (For contracts purchased as part of a fee-based financial plan beginning June 30, 2010 or prior to September 7, 2010, the guaranteed maximum annual charge is 1.50%.) If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

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4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily. As of September 7, 2010, the annual rate is as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB.  As of July 2, 2010, for contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB. (For contracts purchased prior to July 2 (if purchased as part of a fee-based financial plan) or prior to September 7, 2010 (if not purchased as part of a fee-based financial plan), the total current percentage charge is: 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB.) (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.805% for the i4LIFE® Advantage Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE® Advantage EGMDB. As of July 2, 2010, for contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB. (For contracts purchased prior to July 2 (if purchased as part of a fee-based financial plan) or prior to September 7, 2010 (if not purchased as part of a fee-based financial plan), the total current percentage charge is as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.) Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Other Charges and Deductions – As of July 2, 2010, the paragraph below replaces in its entirely the second paragraph of the Other Charges and Deductions section of your prospectus.

The mortality and expense risk and administrative charge of 0.75% of the contract value (0.60% of the contract value on all contracts purchased prior to September 7, 2010 and on all contracts purchased as part of a fee-based financial plan on or after July 2, 2010) will be assessed on all variable annuity payouts (except for the i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

Please retain this Supplement for future reference.

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N For Variable Annuities
Lincoln ChoicePlus Assurance (A Class)

Supplement to the Prospectus dated May 1, 2010

This supplement outlines changes to your variable annuity contract for contracts purchased on or after September 7, 2010.  This supplement is for informational purposes and requires no action on your part.

The mortality and expense risk charges and the charge for i4LIFE® Advantage will increase for all contracts purchased on or after September 7, 2010.  The changes outlined in this supplement will not impact existing contractowners. These changes result in the following revisions to your May 1, 2010 prospectus. All other provisions of your prospectus remain unchanged.

Expense Tables – As of September 7, 2010, the expense charts below replace in its entirety the Separate Account Annual Expenses table section in the Expense Tables section of the prospectus:

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after September 7, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased prior to September 7, 2010:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.75%	0.65%

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Expense Tables – As of September 7, 2010, the expense chart below replaces in its entirety the i4LIFE® Advantage Payout Phase section in the Expense Table:

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average Account Value) for contracts purchased on or after September 7, 2010 and elections of the Guaranteed Income Benefit on or after September 7, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%
• Guaranteed Income Benefit Charge	2.00%*	2.00%*	2.00%*
• Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	3.45%	3.20%	3.15%
*The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (version 4). The current percentage charge for single and joint life is 0.65% when the rider becomes available. The current percentage charge for the Joint Life Option is 0.65% and will increase to 0.85% as of December 7, 2010.

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased prior to September 7, 2010 and elections of the Guaranteed Income Benefit on or after September 7, 2010:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%
• Guaranteed Income Benefit Charge	1.50%*	1.50%*	1.50%*
• Total i4LIFE® Advantage with Guaranteed Income Benefit Charge	2.80%	2.65%	2.55%
* The charge shown is the guaranteed maximum annual percentage charge for the Guaranteed Income Benefit (versions 1, 2 and 3). The current percentage charge is 0.50%.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.

Expense Tables – As of September 7, 2010, the expense tables below replaces in its entirety the section of the Expense Table that outlines expenses paid on and after the annuity commencement date.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after September 7, 2010:

•Mortality and expense risk charge and Administrative charge	0.75%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased prior to September 7, 2010:

•Mortality and expense risk charge and Administrative charge	0.60%

Examples- As of September 7, 2010, the following Examples section replaces in its entirety the Examples section of your prospectus.

Examples

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and the Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,375	$2,980	$4,596	$8,723

2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,375	$2,980	$4,596	$8,723

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary of Common Questions – The following paragraph replaces the paragraph titled “What are Living Benefit Riders?” in the Summary of Common Questions section of your May 1, 2010 prospectus:

What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (both of which are withdrawal benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. These riders are discussed in detail in your prospectus. In addition, there is an overview of these riders that is provided with your prospectus.

S4-2

Charges and Other Deductions – As of September 7, 2010, the following table replaces in its entirety the Deductions from the VAA section of your prospectus.

Deductions from the VAA

For contracts purchased on or after September 7, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.05%	0.80%	0.75%

For contracts purchased prior to September 7, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	0.90%	0.75%	0.65%

Rider Charges –  As of September 7, 2010, the following sub-sections under Charges and Other Deductions – Rider Charges in your prospectus are replaced in their entirety by the discussion that follows: i4LIFE® Advantage Charge, i4LIFE® Advantage Guaranteed Income Benefit Charge, 4LATER® Guaranteed Income Benefit Charge and Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB. (For contracts purchased prior to September 7, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE ® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB). This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE® Advantage EGMDB.  (For contracts purchased prior to September 7, 2010, the total current percentage charge is computed daily as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.)

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE ® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB. (For contracts purchased prior to September 7, 2010, the total current percentage charge is : 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB.) (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

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Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE® Advantage EGMDB. (For contracts purchased prior to September 7, 2010, the total current percentage charge is as follows:  1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.) Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Other Charges and Deductions – As of September 7, 2010, the paragraph below replaces in its entirely the second paragraph of this section of your prospectus.

The mortality and expense risk and administrative charge of 0.75% of the contract value (0.60% of the contract value on all contracts purchased prior to September 7, 2010) will be assessed on all variable annuity payouts (except for the i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

Fee-based financial plans – Contracts under this prospectus are not available for purchase under fee-based financial plans. As such, as of September 7, 2010, all references to fee-based financial plans are deleted.

Please retain this Supplement for future reference.

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